Note 13 - Income Taxes - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal	$ 2,141	$ 1,690	$ 2,287
State	687	115	10
Total current	2,828	1,805	2,297
Deferred:
Federal	256	234	1,412
State	240	849	693
Total deferred	496	1,083	2,105
Income tax expense	$ 3,324	$ 2,888	$ 4,402